POST-RETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2022
POST-RETIREMENT BENEFITS
POST-RETIREMENT BENEFITS

NOTE 16 — POST-RETIREMENT BENEFITS

The Company offers a 401(k) plan to employees and has historically matched employee contributions to the plan up to 3% of the employee’s salary. The matching contributions accrued for the years ended December 31, 2022 and 2021 were $93,112 and $100,134, respectively.